Background and Nature of Operations		6 Months Ended
	May 31, 2021	Jun. 30, 2021
Background and Nature of Operations
Background and Nature of Operations

Note 1: Background and Nature of Operations

FREYR Battery (the “Company”) was incorporated as a public limited liability company (“Société Anonyme”) under the laws of Grand Duchy of Luxembourg on January 20, 2021. The Company was formed for the purpose of effecting a merger between Alussa Energy Acquisition Corp. (“Alussa”), FREYR AS (“FREYR”), and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on January 29, 2021. In conjunction with the Business Combination, Alussa and FREYR will become wholly-owned subsidiaries of and will be operated by the Company. Upon the completion of the Business Combination, the Company will succeed to substantially all of the operations of its predecessor, FREYR.

Note 1: Background and Nature of Operations

FREYR Battery (the “Company”) was incorporated as a public limited liability company (“société anonyme”) under the laws of Grand Duchy of Luxembourg on January 20, 2021. The Company was formed for the purpose of effecting a merger between Alussa Energy Acquisition Corp. (“Alussa”), FREYR AS (“FREYR”), and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on January 29, 2021 (“Business Combination Agreement”). In conjunction with the Business Combination, Alussa and FREYR will become wholly owned subsidiaries of and will be operated by the Company. Upon the completion of the Business Combination, the Company will succeed to substantially all of the operations of its predecessor, FREYR.